S000071712 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Putnam Sustainable Leaders ETF | C000227198
Prospectus [Line Items]
Annual Return [Percent]	23.40%	27.36%	(22.43%)